COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
14. COMMITMENTS AND CONTINGENT LIABILITIES
Litigation
The Company is currently involved in matters of litigation and legal proceedings, including environmental contingencies, arising in the ordinary course of business. The Company accrues for such matters when expenditures are probable and reasonably estimable. Based upon information presently known, management is of the opinion that such litigation, either individually or in the aggregate, will not have a material adverse effect on the Company’s financial position, results of operations, or cash flows.
Warranty
The Company provides for estimated product warranty expenses, which are included in other current liabilities, when related products are sold. Because warranty estimates are forecasts that are based on the best available information, primarily historical claims experience, future warranty claims may differ from the amounts provided.
Changes in the warranty reserve are as follows (in millions):

	2020	2019	2018
Balance, beginning of the year	$10.1	$9.6	$9.2
Provision for warranty claims	6.5	8.4	7.7
Warranty claims settled	(6.1)	(7.8)	(7.9)
Warranties acquired through business acquisition	—	—	0.6
Foreign currency translation adjustment	—	(0.1)	—
Balance, end of the year	$10.5	$10.1	$9.6